Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	$ 451	$ 366	$ 401
Depreciation and amortization	8,013	7,192	8,004
Doubtful accounts	464	478	453
Advertising, publicity and other selling expenses	2,146	2,809	3,017
Taxes, rates and contributions	1,521	1,349	1,213
Maintenance and repairs	4,279	3,617	3,576
Fees and payments for services	7,291	5,569	6,077
Director's fees	700	527	423
Food, beverage and other lodging expenses			46
Commercial commissions		91
Payroll and social security liabilities	12,370	11,406	10,991
Cost of sale of goods and services	12,722	9,093	9,392
Changes in the fair value of biological assets and agricultural products	5,250	4,471	2,864
Supplies and labors	9,217	6,576	6,587
Freights	526	613	576
Bank commissions and expenses	109	17	22
Conditioning and clearance	85	107	101
Travel, library expenses and stationery	188	52	62
Interconnection and roaming expenses	4,243	3,667	3,446
Fees to other operators	6,284	4,547	3,406
Others	2,739	3,306	4,223
Total expenses by nature	78,598	65,853	64,880
Production Costs [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	7	3	4
Depreciation and amortization	408	350	165
Doubtful accounts
Advertising, publicity and other selling expenses
Taxes, rates and contributions	35	37	36
Maintenance and repairs	69	82	79
Fees and payments for services	21	9	18
Director's fees
Food, beverage and other lodging expenses			2
Commercial commissions
Payroll and social security liabilities	362	425	266
Cost of sale of goods and services
Changes in the fair value of biological assets and agricultural products
Supplies and labors	5,593	3,289	3,700
Freights	43	37	48
Bank commissions and expenses
Conditioning and clearance
Travel, library expenses and stationery	44	28	30
Interconnection and roaming expenses
Fees to other operators
Others	233	614	5
Total expenses by nature	6,815	4,874	4,353
Costs [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	121	86	322
Depreciation and amortization	4,707	4,121	4,307
Doubtful accounts	4	5
Advertising, publicity and other selling expenses	409	485	632
Taxes, rates and contributions	644	587	519
Maintenance and repairs	3,467	3,057	3,247
Fees and payments for services	5,130	3,791	4,276
Director's fees
Food, beverage and other lodging expenses			30
Commercial commissions		70
Payroll and social security liabilities	5,070	4,863	4,874
Cost of sale of goods and services	12,722	9,093	9,382
Changes in the fair value of biological assets and agricultural products	5,250	4,471	2,864
Supplies and labors	3,592	3,266	2,871
Freights	25	2	2
Bank commissions and expenses	51
Conditioning and clearance
Travel, library expenses and stationery	42	5	10
Interconnection and roaming expenses	4,243	3,667	3,446
Fees to other operators	6,262	4,547	3,406
Others	1,451	1,602	2,441
Total expenses by nature	53,190	43,718	42,629
General And Administrative Expenses [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	40	34	65
Depreciation and amortization	1,254	1,086	1,196
Doubtful accounts	9
Advertising, publicity and other selling expenses	17	9
Taxes, rates and contributions	86	149	66
Maintenance and repairs	477	305	222
Fees and payments for services	2,000	1,635	1,678
Director's fees	700	527	423
Food, beverage and other lodging expenses
Commercial commissions		5
Payroll and social security liabilities	3,395	3,430	3,251
Cost of sale of goods and services			10
Changes in the fair value of biological assets and agricultural products
Supplies and labors	1	2
Freights
Bank commissions and expenses	56	17	18
Conditioning and clearance
Travel, library expenses and stationery	83	14	20
Interconnection and roaming expenses
Fees to other operators	22
Others	630	636	1,031
Total expenses by nature	8,770	7,849	7,980
Selling Expenses [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Leases, services charges and vacant property costs	283	243	10
Depreciation and amortization	1,644	1,635	2,336
Doubtful accounts	451	473	453
Advertising, publicity and other selling expenses	1,720	2,315	2,385
Taxes, rates and contributions	756	576	592
Maintenance and repairs	266	173	28
Fees and payments for services	140	134	105
Director's fees
Food, beverage and other lodging expenses			14
Commercial commissions		16
Payroll and social security liabilities	3,543	2,688	2,600
Cost of sale of goods and services
Changes in the fair value of biological assets and agricultural products
Supplies and labors	31	19	16
Freights	458	574	526
Bank commissions and expenses	2		4
Conditioning and clearance	85	107	101
Travel, library expenses and stationery	19	5	2
Interconnection and roaming expenses
Fees to other operators
Others	425	454	746
Total expenses by nature	$ 9,823	$ 9,412	$ 9,918